Stock-based Compensation (Details 3) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary the Company's non-vested stock option
Number of shares outstanding, Beginning Balance	13,608,500	5,677,000	2,807,000
Number of shares, Granted	550,000	9,628,000	2,870,000
Number of shares, Forfeited	(73,750)	(1,096,500)	0
Number of shares outstanding, Ending Balance	14,084,750	13,608,500	5,677,000
Non Vested Stock Options [Member]
Summary the Company's non-vested stock option
Number of shares outstanding, Beginning Balance		2,049,616	677,000
Weight-Average Fair Value, Beginning Balance		0.50	0.36
Number of shares, Granted		9,628,000	2,870,000
Weight-Average Fair Value, Granted		0.72	0.53
Number of Shares, Vested		(5,569,043)	(1,497,384)
Weight-Average Fair Value, Vested		0.77	0.49
Number of shares, Forfeited		(1,096,500)
Weight-Average Fair Value, Forfeited		0.76
Number of shares outstanding, Ending Balance		5,012,073	2,049,616
Weight-Average Fair Value, Ending Balance		0.41	0.50